UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares Class A Ordinary Shares	Ordinary Shares Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2022				86,460,560	21,104,225
Beginning balance at Dec. 31, 2022	$ 799,898			$ 8	$ 2	$ 796,038	$ (156,780)	$ (29)	$ 160,659
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B to Class A shares (in shares)				120,672	120,672
Net loss	(36,780)						(29,414)		(7,366)
Stock-based compensation (in shares)				451,327
Stock-based compensation	5,478					5,478
RSU taxes paid on behalf of employees	(1,316)					(1,316)
Foreign currency translation adjustment	(29)							(23)	(6)
Ending balance (in shares) at Jun. 30, 2023				87,032,559	20,983,553
Ending balance at Jun. 30, 2023	767,251			$ 8	$ 2	800,200	(186,194)	(52)	153,287
Beginning balance (in shares) at Dec. 31, 2023		101,228,857	20,847,553	101,228,857	20,847,553
Beginning balance at Dec. 31, 2023	769,273			$ 9	$ 2	871,527	(246,761)	(151)	144,647
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B to Class A shares (in shares)				8,794,222	8,794,222
Class B to Class A shares				$ 1	$ (1)
Net loss	(12,906)						(10,075)		(2,831)
Stock-based compensation (in shares)				428,018
Stock-based compensation	4,526			$ 1		4,525
RSU taxes paid on behalf of employees	(530)					(530)
Foreign currency translation adjustment	71							61	10
Ending balance (in shares) at Jun. 30, 2024		110,451,097	12,053,331	110,451,097	12,053,331
Ending balance at Jun. 30, 2024	$ 760,434			$ 11	$ 1	$ 875,522	$ (256,836)	$ (90)	$ 141,826